Income Taxes - Schedule of Provision For Income Taxes (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Federal	$ 17	$ 1
State	3			$ 1
Foreign	6	(5)	$ 9	13
Total current tax expense (benefit)	26	(4)	9	14
Deferred tax expense:
Federal			(1)
State			1
Foreign	(1)	(1)		2
Total deferred tax (benefit) expense	(1)	(1)		2
Total income tax expense (benefit)	$ 25	$ (5)	$ 9	$ 16